American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
October 31, 2024

One Choice 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 50.8%
Focused Dynamic Growth Fund G Class(2)	619,417	41,432,830
Focused Large Cap Value Fund G Class	12,163,681	135,625,045
Growth Fund G Class	1,411,635	85,488,611
Heritage Fund G Class	2,090,450	63,486,964
Mid Cap Value Fund G Class	4,429,637	74,683,681
Select Fund G Class	48,189	6,076,207
Small Cap Growth Fund G Class(2)	1,209,310	28,563,901
Small Cap Value Fund G Class	2,584,549	28,610,952
Sustainable Equity Fund G Class	2,638,528	146,279,992
		610,248,183
International Equity Funds — 22.9%
Emerging Markets Fund G Class	5,433,104	64,219,291
Global Real Estate Fund G Class	1,919,846	26,666,667
International Growth Fund G Class	5,869,849	74,957,973
International Small-Mid Cap Fund G Class	2,762,293	28,285,877
International Value Fund G Class	4,963,082	44,618,109
Non-U.S. Intrinsic Value Fund G Class	3,732,858	36,507,347
		275,255,264
Domestic Fixed Income Funds — 19.0%
Diversified Bond Fund G Class	17,190,341	157,635,423
High Income Fund G Class	4,551,212	39,504,517
Inflation-Adjusted Bond Fund G Class	2,947,092	31,415,997
		228,555,937
International Fixed Income Funds — 7.3%
Emerging Markets Debt Fund G Class	2,647,394	23,641,225
Global Bond Fund G Class	7,163,158	63,250,689
		86,891,914
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $969,027,995)		1,200,951,298
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,200,951,298

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$42,093	$681	$2,003	$662	$41,433	619	$1,600	—
Focused Large Cap Value Fund	139,931	1,764	9,252	3,182	135,625	12,164	1,026	$921
Growth Fund	84,611	4,173	5,664	2,369	85,489	1,412	538	—
Heritage Fund	64,742	—	4,263	3,008	63,487	2,090	1,475	—
Mid Cap Value Fund	78,540	474	4,614	284	74,684	4,430	432	474
Select Fund	5,930	—	17	163	6,076	48	3	—
Small Cap Growth Fund(3)	29,642	—	963	(115)	28,564	1,209	239	—
Small Cap Value Fund	30,281	763	1,128	(1,305)	28,611	2,585	90	143
Sustainable Equity Fund	148,347	1,662	5,356	1,627	146,280	2,639	1,631	—
Emerging Markets Fund	64,424	1,206	2,994	1,583	64,219	5,433	276	—
Global Real Estate Fund	27,742	—	2,497	1,422	26,667	1,920	268	—
International Growth Fund	76,677	577	970	(1,326)	74,958	5,870	52	—
International Small-Mid Cap Fund	29,339	—	196	(857)	28,286	2,762	(21)	—
International Value Fund	45,361	—	330	(413)	44,618	4,963	28	—
Non-U.S. Intrinsic Value Fund	37,857	113	641	(822)	36,507	3,733	20	—
Diversified Bond Fund	158,446	8,412	8,609	(614)	157,635	17,190	(943)	1,961
High Income Fund	39,057	709	594	332	39,504	4,551	(64)	709
Inflation-Adjusted Bond Fund	31,215	25	—	176	31,416	2,947	—	—
Emerging Markets Debt Fund	23,148	317	—	176	23,641	2,647	—	318
Global Bond Fund	62,745	84	180	602	63,251	7,163	(29)	—
	$1,220,128	$20,960	$50,271	$10,134	$1,200,951	86,375	$6,621	$4,526
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.